Convertible Redeemable Preferred Shares	6 Months Ended
Jun. 30, 2025
Temporary Equity Disclosure [Abstract]
Convertible Redeemable Preferred Shares
12. CONVERTIBLE REDEEMABLE PREFERRED SHARES
On November 3, 2017, the Company entered into a share purchase agreement with certain investors, pursuant to which 6,655,736 Redeemable Convertible Series
A-1
Preferred Shares (the “Series A Preferred Shares”, “Series
A-1
Preferred Shares”) were issued on November 3, 2017 for an aggregated consideration of US$8,500. The investors were also granted Series A Warrant allowing them to purchase 3,132,111 additional series A preferred shares at the price of $1.277/share within 18 months after the closing. The warrant was separately transferrable. The Company incurred issuance costs of US$101 in connection with the offering of Series
A-1
Preferred Shares and Series A Warrant.
On July 26, 2018 and September 7, 2018, the Series A Warrant holders exercised Series A Warrant to purchase 1,566,056 Redeemable Convertible Series
A-2
Preferred Shares (the “Series A Preferred Shares”, “Series
A-2
Preferred Shares”) and 1,566,055 Redeemable Convertible Series
A-3
Preferred Shares (the “Series A Preferred Shares”, “Series
A-3
Preferred Shares”), respectively. The total consideration was US$4,000.
On June 24, 2020, the Company and its subsidiaries entered into a series of share purchase agreements and acquired 60% of the shares of CEIBS Publishing Group. The Company and its subsidiaries obtained control of CEIBS Publishing Group. As part of the consideration, the Company issued 5,252,723 Redeemable Convertible Series
A-4
Preferred Shares (the “Series A Preferred Shares”, “Series
A-4
Preferred Shares”) to the selling shareholders. Refer to Note 4 for more details about the business combination.
On July 30, 2019, the Company issued 7,085,330 Redeemable Convertible Series B Preferred Shares (the “Series B Preferred Shares”) for an aggregated consideration of US$10,595 (equivalent to RMB70,000) pursuant to a share purchase agreement entered into with certain investors. No issuance cost was incurred in connection with the offering of Series B Preferred Shares. These investors injected consideration of RMB60,000 in December 2017 and RMB10,000 in January 2018 into Jiangsu Radnova, respectively, when these investors were warranted to the subscription of the Series B Preferred Shares based on fair value at the time. Accordingly, the proceeds received were recorded as warrant liability and subsequently measured at fair value with changes in fair value recorded in the consolidated statements of comprehensive loss. The warrant liability was reclassified to mezzanine equity upon issuance of Series B Preferred Shares on July 30, 2019 after the investors’ completion of the overseas direct investment administrative processes. The Group recognized a loss of RMB3,983 from the change in fair value of the warrant liability up to July 30 in the year of 2019.
On September 10, 2018, the Company entered into a share purchase agreement with certain investors, pursuant to which 15,201,956 Redeemable Convertible Series
C-1
Preferred Shares (the “Series C Preferred Shares”, “Series
C-1
Preferred Shares”) were issued on September 10, 2018 for an aggregated consideration of US$30,000. The investors were also granted Series C Warrant allowing them to purchase no more than US$20,000 Series C preferred shares upon the occurrence of the two scenarios below (whichever occurs first)

(a)
the completion of the next equity financing at the price of 85% of the per share purchase price of the shares to be issued by the Company in the next equity financing but no lower than the per share issuance price of the Series
C-1
Purchased Shares, or

(b)
eighteenth (18th)-month anniversary after the closing at a price agreed upon by the Company and Series C Warrant holder in writing which shall be no lower than the per share issuance price of the Series
C-1
Purchased Shares

The Company incurred issuance costs of US$1,134 in connection with the offering of
Series C-1
Preferred Share and Series C Warrant. The warrant is separately transferrable.
On January 15, 2020, the Series C Warrant holders exercised Series C Warrant to purchase 8,584,634 Redeemable Convertible Series
C-2
Preferred Shares (the “Series C Preferred Shares”, “Series
C-2
Preferred Shares”). The total consideration was US$20,000.
On January 15, 2020, the Company entered into a share purchase agreement with certain investors, pursuant to which 26,268,981 Series
D-1
Preferred Shares (the “Series D Preferred Shares”, “Series
D-1
Preferred Shares”) were issued on January 15, 2020 for an aggregated consideration of US$72,000. The Company incurred issuance costs of US$2,386 in connection with the offering of Series
D-1
Preferred Shares.
On June 24, 2020, a Series
D-1
Preferred Shareholder acquired 6,943,638 ordinary shares from one of the original shareholders with total consideration of US$16,177 and these shares were re-designated
into Series
D-2
preferred shares (the “Series D Preferred Shares”, “Series
D-2
Preferred Shares”) after transfer (“Series
D-2
Transfer”). In this share transaction, the Company didn’t receive any consideration. The re-designation
was approved through the Company’s shareholder resolution.
On January 25, 2021, the Company entered into a share purchase agreement with certain investors, pursuant to which 16,883,753 Redeemable Convertible Series
E-1
Preferred Shares were issued for an aggregated consideration of US$90,000. The Company incurred issuance costs of US$ 1,376 in connection with the offering of Series
E-1
Preferred Shares.
On January 25, 2021, a Series
E-1
Preferred Share investor acquired 3,939,542 ordinary shares from one of the original shareholders with total consideration of US$11,250 and these shares were re-designated
into Series
D-3
Preferred Shares after transfer (“Series
D-3
Transfer”). In the share transaction, the Company did not receive any consideration. Similar to the Series
D-2
Transfer, in Series
D-3
Transfer, ordinary shareholder gave up their benefit to maintain the new investor. The re-designation
was approved through the Company’s shareholder resolution.
On March 22, 2021, the Company entered into a share purchase agreement with certain investors, pursuant to which 9,533,565 Series
E-2
Redeemable Convertible Preferred Shares were issued for an aggregated consideration of US$64,328. The Company incurred issuance costs of US$ 910 in connection with the offering of Series
E-2
Preferred Shares.
On July 1, 2024, the Company approved that the conversion of all of the Group’s outstanding convertible redeemable preferred shares into ordinary shares on a one-for-one
basis was adjusted from weight-average anti-dilution mechanism to full-ratchet anti-dilution mechanism if the issuance price of the securities issued in the IPO, which is determined based on the per share offering price (the “initial public offering price”), was lower than the respective issuance prices of the Company’s Preferred Shares when they were issued.
The Series A, B, C, D and E Preferred Shares are collectively referred to as the Preferred Shares. The holders of Preferred Shares are collectively referred to as the Preferred Shareholders.

All Preferred Shares were automatically converted into 125,154,172 Series A ordinary share upon the completion of IPO on August 15, 2024.
The key terms of the Preferred Shares issued by the Company are as follows:
Redemption Rights
At any time commencing on a date when certain events specified in the shareholders’ agreement (the “Redemption Start Date”) occurred, any holders of the then outstanding Series A, B, C, D Preferred Shares may request a redemption of specified number of Preferred Shares of such series as determined by the shareholders. On receipt of a redemption request from the holders, the Company shall redeem all of the Preferred Shares requested.
The Redemption Start Date of Preferred Shares have been amended for a number of times historically. If any holder of any series of Preferred Shares exercises its redemption right, any holder of other series of Preferred Shares shall have the right to exercise the redemption of its series at the same time.
For Series
A-1,
A-2,
A-3
and Series B Preferred Shares, the price at which each Preferred Share shall be redeemed shall equal to the higher of (a) and (b) below:

(a)	The 150% or 200% of original Preferred Shares issue price for such series and declared but unpaid dividends depend on certain circumstance specified in the shareholders’ agreement.

(b)	The fair market value of the relevant series of Preferred Shares on the date of redemption.
For Series
A-4,
C-1
and
C-2
Preferred Shares, the price at which each Preferred Share shall be redeemed shall equal to the original Preferred Shares issue price for such series plus 8% compound interest per annum (calculated from the issuance dates of the respective series of Preferred Shares) and declared but unpaid dividends.
For Series
D-1,
D-2
and
D-3
Preferred Shares, the price at which each Preferred Share shall be redeemed shall equal to the original Preferred Shares issue price for such series plus 12% compound interest per annum (calculated from the issuance dates of the respective series of Preferred Shares) and declared but unpaid dividends.
For Series
E-1
and
E-2
Preferred Shares, the price at which each Preferred Share shall be redeemed shall equal to the original Preferred Shares issue price for such series plus 12% compound interest per annum (calculated from the issuance dates of the respective series of Preferred Shares) and declared but unpaid dividends.
If on the redemption date triggered by the occurrence of any redemption event, the Company’s assets or funds which are legally available are insufficient to pay in full the aggregate redemption price for Preferred Shares requested to be redeemed, upon the request of a redeeming shareholder, the Company shall execute and deliver a promissory note, bearing an interest of twelve percent (12%) per annum and with repayment of the principal and interest to be made on a monthly basis. Preferred Shares subject to redemption with respect to which the Company has become obligated to pay the redemption price but which it has not paid in full shall continue to have all the rights and privileges which such Preferred Shareholders had prior to such date, until the redemption price has been paid in full with respect to such Preferred Shares.

Conversion Rights
Optional Conversion
Each Preferred Share is convertible, at the option of the holder, at any time after the date of issuance of such Preferred Shares according to a conversion ratio, subject to adjustments for dilution, including but not limited to stock splits, stock dividends and capitalization and certain other events. Each Preferred Share is convertible into a number of ordinary shares determined by dividing the applicable original issuance price by the conversion price (initially being 1 to 1 conversion ratio). The conversion price of each Preferred Share is the same as its original issuance price and no adjustments to conversion price have occurred so far.
Automatic Conversion
Each Preferred Share shall automatically be converted into ordinary shares, at the then applicable preferred share conversion price upon (i) closing of a Qualified Initial Public Offering or (ii) the written approval of the holders of a majority of each series of Preferred Shares (calculated and voting separately in their respective single class on an as-converted
basis).
Upon the issuance of the Series A Preferred Shares, a “Qualified IPO” was defined as an initial public offering with gross offering proceeds no less than US$100 million and implied market capitalization of the Company of no less than US$500 million prior to such initial public offering. Upon the issuance of the Series
B&C-1,
C-2
Preferred Shares, the gross offering proceeds and market capitalization criteria for a “Qualified IPO” was increased to US$160 million and US$800 million respectively. Upon the issuance of the Series
D-1,
D-2,
D-3
Preferred Shares, for a “Qualified IPO”, the gross offering proceeds was US$160 million and the market capitalization required was the higher of the balance compounded at the annual rate of return of 25% from the original investment and US$800 million, if IPO occurred within 5 years, or US$1,000 million, if IPO occurred after 5 years.
Upon the issuance of the Series E Preferred Shares, the definition of “Qualified IPO” was modified as follows: For Series A, B, C and D preferred shareholders, the market capitalization was the higher of the balance compounded at the annual rate of return of 25% from the original investment and US$800 million, if IPO occurred within 4 years, or US$1,000 million, if IPO occurred after 7 years; Upon the issuance of the Series E Preferred Shares, for Series E preferred shareholders, a “Qualified IPO” was defined as an initial public offering consummated on or prior to the fourth (4th) anniversary of the Series E closing date with gross offering proceeds no less than US$160 million and the implied market capitalization of the Company of no less than US$1,400 million.
Voting Rights
Each Preferred Share has voting rights equivalent to the number of common shares to which it is convertible at the record date. Each Preferred Share shall be entitled to that number of votes corresponding to the number of ordinary shares on an as-converted
basis. The holders of Preferred Shares and ordinary shares shall vote together as a single class.
Dividend Rights
Each Preferred Share shall have the right to receive dividends, on an as-converted
basis, when, as and if declared by the Board. No dividend shall be paid on the ordinary shares at any time unless and until all dividends on the Preferred Shares have been paid in full. No dividends on preferred and ordinary shares have been declared since the issuance date until June 30, 2025.

Liquidation Preferences
In the event of any liquidation (unless waived by the Preferred Shareholders) including deemed liquidation (i.e. change of control, etc.), dissolution or winding up of the Company, holders of the Preferred Shares shall be entitled to receive the liquidation value in the sequence of Series E Preferred Shares, Series D Preferred Shares, Series C Preferred Shares, Series B and Series A Preferred Shares (Series B and Series A preferred shares share the same sequential position). After such liquidation amounts have been paid in full, any remaining funds or assets of the Company legally available for distribution to shareholders shall be distributed on a pro rata, pari passu basis among the holders of the Preferred Shares, on an as-converted
basis, together with the holders of the ordinary shares.
For Series E Preferred Shares, liquidation value equals the original Preferred Shares issue price for such series plus 12% compound interest per annum (calculated from the issuance dates of the respective series of Preferred Shares) and declared but unpaid dividends.
For Series D Preferred Shares, liquidation value equals the original Preferred Shares issue price for such series plus 12% compound interest per annum (calculated from the issuance dates of the respective series of Preferred Shares) and declared but unpaid dividends.
For Series C Preferred Shares, liquidation value equals the original Preferred Shares issue price for such series plus 8% compound interest per annum (calculated from the issuance dates of the respective series of Preferred Shares) and declared but unpaid dividends.
For Series B and Series A Preferred Shares, liquidation value equals the 150% of the original Preferred Shares issue price and declared but unpaid dividends.
Accounting for Preferred Shares
The Company classified the Preferred Shares in the mezzanine section of the condensed consolidated balance sheets because they were redeemable at the holders’ option any time after a certain date and were contingently redeemable upon the occurrence of certain liquidation event outside of the Company’s control. The conversion feature of Series
A-1,
A-2,
A-3
and B Preferred Shares and liquidation preferences feature of Series
A-1,
A-2,
A-3,
A-4
and B Preferred Shares as mentioned below, are initially measured at its fair value, respectively, and the initial carrying value for the Preferred Shares are allocated on a residual basis, net of issuance costs. There were no beneficial conversion features for the Preferred Shares.
For each reporting period, the Company accretes the carrying amount of the Preferred Shares to the redemption value. For Series
A-1,
A-2,
A-3
and Series B Preferred Shares the redemption value is the higher of (1) 150% of the original preferred shares issue price of such series, or (2) the fair market value of the Preferred Shares of such series. For Series
A-4,
C-1,
C-2,
D-1,
D-2,
D-3,
E-1
and
E-2
Preferred Shares the redemption value is the result of using effective interest rate method to accrete the Preferred Shares to the redemption prices on the optional redemption date. The accretion is recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in-capital,
or in the absence of additional
paid-in-capital,
by charges to accumulated deficit. For the six months ended June 30, 2024, the net accretion of the Preferred Shares was RMB 204,364. In August 2024, in connection with the completion of IPO, all of the Preferred Shares were converted to 125,154,172 Class A ordinary shares based on the aforementioned conversion price.

The Group has determined that, under the whole instrument approach, host contract of the Preferred Shares is more akin to a debt host, given the Preferred Shares holders have potential creditors’ right in the event of insufficient fund upon redemption, along with other debt-like features in the terms of the Preferred Shares, including the redemption rights. The conversion feature that is embedded in the Series
A-1,
A-2,
A-3
and B Preferred Shares is required to be bifurcated and accounted for as derivative liability, due to the optional redemption settlement mechanism could give rise to net settlement of the conversion provision in cash if fair market value of relevant series of the Preferred Shares on the date of the redemption is higher than the fixed redemption amount, instead of the settlement by delivery of the ordinary shares of the Company. Thus, the conversion feature is a derivative instrument subject to ASC
815-10-15,
also this equity-like feature is not considered clearly and closely related to the debt host of the Preferred Shares and should be bifurcated and accounted for as derivative liability. The fair value of the derivative liabilities of conversion feature was RMB 29,853 initially, and subsequently was marked to market value of RMB 78,545 at June 30, 2024. Upon the consummation of IPO and conversion of preferred shares, the conversion feature of preferred shares were automatically exercised, consequently, the derivative liabilities of conversion features were reduced to zero at August 15, 2024.
Also, the Group has determined that, certain debt-like liquidation features (i.e. change of control, etc.) with which the Series
A-1,
A-2,
A-3,
A-4
and B Preferred Shares holders shall be entitled to receive a per share amount equal to 150% of the original preferred share issuance price of the respective series of the Preferred Shares, involve a substantial premium, and could accelerate the repayment of the contractual principal amount as it is contingently exercisable in accordance with ASC
815-15-25-42.
Thus, the liquidation features are considered not to be clearly and closely related to the debt host, and are accounted for as derivative liabilities, too. The Group determined the fair value of these derivative liabilities with the assistance of an independent appraiser and concluded that the fair value of the bifurcated liquidation features was insignificant, both initially and subsequently, at the end of each reporting period presented.
Modification of Preferred Shares
The Group assesses whether an amendment to the terms of its convertible redeemable preferred shares is an extinguishment or a modification based on a qualitative evaluation of the amendment. If the amendment adds, removes, significantly changes to a substantive contractual term or to the nature of the overall instrument, the amendment results in an extinguishment of the preferred shares. The Group also assess if the change in terms results in value transfer between Preferred Shareholders or between Preferred Shareholders and ordinary shareholders.
When convertible redeemable preferred shares are extinguished, the difference between the fair value of the consideration transferred to the convertible redeemable Preferred Shareholders and the carrying amount of such preferred shares (net of issuance costs) is treated as a deemed dividend to the Preferred Shareholders. When convertible redeemable preferred shares are modified and such modification results in value transfer between Preferred Shareholders and ordinary shareholders, the change in fair value resulted from the amendment is treated as a deemed dividend to or from the Preferred Shareholders.
On January 15, 2020, the Redemption Start Date of Series A, B and C preferred shares were extended from September 10, 2022 to January 15, 2025, which is to be in line with the optional redemption date of Series D Preferred Shares. In the meantime, the market capitalization criteria for a “Qualified IPO” was increased from US$800 million to the higher of the balance compounded at the annual rate of return of 25% from the original investment and US$800 million, if IPO occurred within 5 years, or US$1,000 million, if IPO occurred after 5 years.

On January 25, 2021, the optional redemption date of Series A, B, C and D preferred shares was changed from January 15, 2025 to January 25, 2025, which is to be in line with the optional redemption date of Series E Preferred Shares. On January 25, 2021, the Series D issuance price with respect to one of the Series D investors changed from US$2.7409 to US$2.6510. In the meantime, the definition of “Qualified IPO” was modified as follows:
For Series A, B, C and D preferred shareholders, the market capitalization was the higher of the balance compounded at the annual rate of return of 25% from the original investment and US$800 million, if IPO occurred within 4 years, or US$1,000 million, if IPO occurred after 7 years; For Series E preferred shareholders, a “Qualified IPO” was defined as an initial public offering consummated on or prior to the fourth (4th) anniversary of the Series E closing date with gross offering proceeds no less than US$160 million and the implied market capitalization of the Company of no less than US$1,400 million.
The Group evaluated the above modifications in accordance with U.S. GAAP and concluded that they are modifications, rather than extinguishment, of Preferred Shares, which resulted in transfer of value amongst Preferred Shareholders and ordinary shareholders. The change in fair value of Preferred Shares before and after the modification on January 15, 2020 was RMB 8,971 and was recorded as deemed dividend from ordinary shareholders to Preferred Shareholders. The change in fair value of Preferred Shares before and after the modification on January 25, 2021 was RMB 1,323 and was recorded as deemed contribution from Preferred Shareholders to ordinary shareholders.
On June 24, 2020, Series
D-1
investor acquired 6,943,638 ordinary shares from one of the original shareholders and these shares were re-designated
as Series
D-2
preferred shares after transfer. On January 25, 2021, Series
E-1
investor acquired 3,939,542 ordinary shares from one of the original shareholders and these shares were re-designated
as Series
D-3
preferred shares after transfer. In both Series
D-2
Transfer and Series
D-3
Transfer, considerations were directly transferred from the new shareholder to the original shareholder based on mutually agreed share price and the Company received no consideration upon the re-designation
of new preferred shares. The Group allowed investors to receive redeemable preferred shares without paying the Group any consideration. In both circumstances, ordinary shareholders gave up their benefit to maintain the new investors. Thus, both should be treated as deemed contributions from ordinary shareholders to the preferred shareholders.
Accounting treatment is made for value transfer from ordinary shareholders to preferred shareholders. The difference between the fair value of the Series
D-2
and Series
D-3
preferred share (booked to mezzanine equity) and the fair value of the ordinary shares on the date of re-designation
is charged to
paid-in-capital,
or in the absence of additional
paid-in-capital,
by charges to accumulated deficit.
On May 13, 2024, the Group entered into agreements with the Preferred Shareholders to extend the optional redemption date. The optional redemption date was changed from January 25, 2025 to March 31, 2026 for Series
A-4,
Series B and part of Series D Preferred Shares and changed from January 25, 2025 to January 31, 2026 for the rest Preferred Shares, respectively. The Group evaluated the above modifications in accordance with U.S. GAAP and concluded that they are modifications, rather than extinguishment, of Preferred Shares, which resulted in transfer of value amongst Preferred Shareholders and ordinary shareholders. The change in fair value of Preferred Shares before and after the modification on May 13, 2024 was RMB 5,940 and was recorded as deemed dividend from ordinary shareholders to Preferred Shareholders.

On July 1, 2024, the definition of “Qualified IPO” was modified as an initial public offering with a pre-offering
valuation of the Company of at least US$630 million and aggregate gross proceeds to the Company not exceeding US$55 million before January 31, 2026 to match with the Company’s current valuation and market condition.
On July 1, 2024, the conversion of all of the Group’s outstanding convertible redeemable preferred shares into ordinary shares on a one-for-one
basis was adjusted from weight-average anti-dilution mechanism to full-ratchet anti-dilution mechanism if the issuance price of the securities issued in the IPO, which is determined based on the per share offering price (the “initial public offering price”), was lower than the respective issuance prices of the Company’s Preferred Shares when they were issued. Immediately prior to the completion of the offering, the Company should issue such number of ordinary shares as fully paid bonus shares for no additional consideration, to the shareholders whose anti-dilution rights were triggered, such that the total number of ordinary shares held by such shareholders on an as-converted
basis immediately following such issuance and prior to the completion of this offering shall be equal to (x) the aggregate purchase price paid by such shareholders to the Company in consideration for their respective shares divided by (y) the initial public offering price. Following such full-ratchet anti-dilution mechanism, the respective issuance price for each shareholder whose anti-dilution right was triggered should be deemed to have been adjusted to be equal to the initial public offering price. Following such full-ratchet anti-dilution mechanism, the respective issuance price for each shareholder whose anti-dilution right is triggered shall be deemed to have been adjusted to be equal to the initial public offering price.
The Group evaluated this amendment on July 1, 2024 based on qualitative and quantitative evaluations and concluded that amendment to Series A, B, C and D Preferred Shares was accounted for as a modification and the amendment to Series E Preferred Shares was accounted for as an extinguishment. The change in fair value of Series A, B, C and D Preferred Shares before and after the modification was RMB 191,793 and was recorded as a deemed contribution from Preferred Shareholders to ordinary shareholders. The difference between the fair value after the extinguishment and the carrying amount of Series E Preferred Shares was RMB 480,377, which was recorded as a deemed contribution from Preferred Shareholders to ordinary shareholders.

The Company’s Preferred Shares activities for the six months ended June 30, 2024 are summarized below:

	Series A Shares		Series B Shares		Series C Shares		Series D Shares		Series E Shares		Total
	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)
Balance as of January 1, 2024	15,040,570	408,139	7,085,330	199,518	23,786,590	493,788	37,152,161	1,059,434	26,417,318	1,402,802	109,481,969	3,563,681

Net accretion on convertible redeemable preferred shares to redemption value	—	25,492	—	12,197	—	21,776	—	56,073	—	88,826	—	204,364
Deemed dividend to preferred shareholders due to modifications	—	(8,583)	—	(5,041)	—	(8,659)	—	(203)	—	28,426	—	5,940

Balance as of June 30, 2024	15,040,570	425,048	7,085,330	206,674	23,786,590	506,905	37,152,161	1,115,304	26,417,318	1,520,054	109,481,969	3,773,985